TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES	TRADE AND OTHER RECEIVABLES

	Year Ended December 31,
	2022	2021
Current
Trade receivables, net	9,838	4,003
Accrued revenue	575	—
Other receivables	353	129
Deposits	263	121
Deferred compensation cost	239	—
Prepayments	954	1,244
	12,222	5,497

	Year Ended December 31,
	2022	2021
Trade receivables, gross	10,715	4,145
Credit loss allowance	(877)	(142)
	9,838	4,003
Trade receivables are unsecured and subject to settlement up to 45 days. Details on movements in the allowance are disclosed within Note 3.